Schedule of Change in Unrealized Gains and Losses Included in Net Income for Level Three Assets and Liabilities Held (Detail) - Predecessor $ in Thousands	3 Months Ended
Mar. 31, 2014 USD ($)
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Inputs Gain Loss [Line Items]
Gains (losses) for Level 3 liabilities still held at the balance sheet date, included in earnings	$ 18,525 [1]
Derivatives embedded in life and annuity contracts
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Inputs Gain Loss [Line Items]
Gains (losses) for Level 3 liabilities still held at the balance sheet date, included in earnings	$ 18,525

[1]	The amount attributable to derivatives embedded in life and annuity contracts was reported as follows: $17.6 million in interest credited to contractholder funds and $946 thousand in contract benefits. These amounts were ceded in accordance with the Company's reinsurance agreements.